UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

                                                               6325 La Valle Plateada

                                                                       P.O. Box 205

                                                    Rancho Santa Fe, CA

                                                                             92067

                                                                           (Address of principal executive offices)

                                                                                    (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Fund

		Schedule of Investments
		December 31, 2004 (Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Asset Backed Securities
3,084	J.P. Morgan Chase & Co.*		$ 120,307	5.63%

Auto Controls For Regulating Residential & Comml Environments
2,000	Honeywell, Inc. *		70,820	3.31%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
2,400	H.J. Heinz Co. *		93,576	4.38%

Construction Machinery & Equipment
1,000	Caterpillar, Inc.*		97,510	4.56%

Electric & Other Services Combined
300	Exelon Corp.*		13,221	0.62%

Electric Services
2,200	Southern Co.*		73,744	3.45%

Electronic & Other Electrical
2,000	General Electric Co.*		73,000	3.42%

Food and Kindred Products
1,600	Altria Group*		97,760
2,100	Campbell Soup Co.		62,769
			160,529	7.51%

Lumber & Wood Products
1,000	Weyerhauser Co.*		67,220	3.15%

Motor Vehicles & Passenger Car
2,000	General Motors Corp.*		80,120	3.75%

National Commercial Banks
2,400	Bank of America Corp.*		112,776
1,500	Citigroup, Inc. *		72,270
1,500	Wells Fargo *		93,225
			278,271	13.02%

Paper Mills
1,000	International Paper*		42,000	1.97%

Petroleum Refining
2,000	Chevron Texaco Corp.*		105,020
1,500	Exxon Mobil*		76,890
			181,910	7.66%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,400	duPont (E.I) deNemours & Co.*		68,670	3.21%

Retail Department Stores
1,600	Sears, Roebuck & Co.*		81,648	3.82%

Retail Eating Places
2,000	McDonalds Corp. *		64,120	3.00%

Search, Detection, Navigation, Guidance, Aeronautical Systems
1,400	Raytheon Co.*		54,362	2.54%

Services-Miscellaneous Amusement & Recreation
1,000	Harrah's Entertainment *		66,890	3.13%

Total for Common Stock ( Cost $1,567,893)			1,687,918	78.99%

UNIT INVESTMENT TRUSTS
1,000	DIAMONDS Trust		$ 107,510	5.03%

Total for Unit Investment Trusts (Cost $108,185)			107,510	5.03%

Cash Equivalents
390,699	First American Prime Obligation Fund		390,699	18.28%
	Class-S Rate 1.51% **
	(Cost $390,699)

	Total Investments		2,186,127	102.30%
	(Cost $ 2,066,777)

	Liabilities in excess of Other Assets		(49,217)	-2.30%

	Net Assets		$ 2,136,910	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Fair Value
Expiration Date/Exercise Price

Altria Group
January 2005 Calls @ 60.00		600	1,380

Bank of America Corp.
January 2005 Calls @ 42.50		1,600	7,840
January 2005 Calls @ 45.00		800	1,760
			9,600

Bank One Corp. (JPM)
January 2005 Calls @ 55.00		600	90
January 2005 Calls @ 60.00		600	90
			180

Citigroup Corp.
January 2005 Calls @ 55.00		1,000	50
January 2005 Calls @ 50.00		500	75
			125

Campbell Soup Co.
February 2005 Calls @ 27.50		2,100	5,565

Caterpillar, Inc.
January 2005 Calls @ 85.00		600	7,680

Chevron Texaco Corp.
January 2005 Calls @ 50.00		2,000	5,600

Dupont E.I. Denemours & Co.
January 2005 Calls @ 45.00		600	2,520

Exelon Corp.
January 2005 Calls @ 35.00		300	2,820

Exxon Mobil
January 2006 Calls @ 45.00		1,000	7,600

General Electric Co.
January 2005 Calls @ 35.00		2,000	3,300

General Motors Corp.
January 2005 Calls @ 55.00		500	25

Harrah's Entertainment
February 2005 Calls @ 60.00		1,000	7,100

H.J. Heinz Co.
January 2006 Calls @ 40.00		1,800	3,600

Honeywell, Inc.
January 2005 Calls @ 37.50		1,000	150
January 2005 Calls @ 40.00		1,000	50
			200

International Paper
January 2005 Calls @ 45.00		1,000	50

J.P. Morgan Chase & Co.
January 2005 Calls @ 40.00		1,500	300

McDonals Corp.
March 2005 Calls @ 27.50		1,000	5,200
March 2005 Calls @ 30.00		1,000	2,700
			7,900

Raytheon Co.
January 2005 Calls @ 35.00		400	1,600

Sears Roebuck & Co.
January 2005 Calls @ 40.00		800	9,280
January 2005 Calls @ 45.00		800	5,200
			14,480

Southern Co.
February 2005 Calls @ 30.00		2,200	7,700

Wells Fargo
January 2005 Calls @ 60.00		1,500	3,900

Weyerhaeuser Co.
January 2005 Calls @ 65.00		1,000	2,850

Total (Premiums Received $42,787)			$ 96,075

* Portion of the Security is pledged as collateral for call options written.
** Variable Rate Security; The coupon rate shown represents the rate at
December 31, 2004.

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUND

1. SECURITY TRANSACTIONS

At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,066,777 amounted to $66,061, which consisted of aggregate gross unrealized appreciation of $154,791 and aggregate gross unrealized depreciation of $88,730.

For Federal income tax purposes, the cost of securities owned at December 31, 2004 was $2,066,777, and proceeds received from options were $ 42,787.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:          2/15/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:          2/15/2005

By : /s/ Daniel Neiman

       Daniel Neiman

      Chief Financial Officer

Date:          2/15/05